Financial Instruments and Risk Management - Credit Risk (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Current trade receivables	$ 173,409	$ 107,477
Financial assets neither past due nor impaired | Current (less than 30 days)
Disclosure of financial assets [line items]
Current trade receivables	171,058	104,210
Financial assets neither past due nor impaired | 31-60 days
Disclosure of financial assets [line items]
Current trade receivables	441	1,493
Financial assets neither past due nor impaired | 61-90 days
Disclosure of financial assets [line items]
Current trade receivables	107	220
Financial assets past due but not impaired | Past due (more than 90 days)
Disclosure of financial assets [line items]
Current trade receivables	$ 1,803	1,554
Trade receivable, purchasers of petroleum and natural gas
Disclosure of financial assets [line items]
Trade receivable typical collection period	25 days
Trade receivable, accrued petroleum and natural gas sales
Disclosure of financial assets [line items]
Included in accounts receivable	$ 154,000	81,300
Trade receivables
Disclosure of financial assets [line items]
Allowance for doubtful accounts	$ 2,600	$ 2,000
Minimum | Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Trade receivable typical collection period	1 month
Maximum | Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Trade receivable typical collection period	3 months